Results for the year (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Gross-to-net sales reconciliation

Gross-to-net sales reconciliation
DKK million	2024	2023	2022
Gross sales	680,563	608,645	455,692
US Managed Care and Medicare	(238,946)	(223,191)	(161,123)
US wholesaler charge-backs	(64,437)	(74,435)	(56,443)
US Medicaid rebates	(32,919)	(31,821)	(24,667)
Other US discounts and sales returns	(30,737)	(28,481)	(18,300)
US rebates, discounts and sales returns	(367,039)	(357,928)	(260,533)
Non-US rebates, discounts and sales returns	(23,121)	(18,456)	(18,205)
Total gross-to-net sales adjustments	(390,160)	(376,384)	(278,738)
Net sales	290,403	232,261	176,954

Provisions for sales rebates

Provisions for sales rebates
DKK million	2024	2023	2022
At the beginning of the year	99,878	69,499	50,822
Additional provisions, including increases to existing provisions	318,812	285,266	206,354
Amount paid during the year	(299,334)	(250,316)	(189,580)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(2,364)	(1,141)
Effect of exchange rate adjustment	5,612	(2,207)	3,044
At the end of the year	118,516	99,878	69,499

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provisions[2]	2024 Total	2023 Total
At the beginning of the year	99,878	3,786	1,532	1,931	107,127	74,877
Additional provisions, including increases to existing provisions	318,812	202	2,148	798	321,960	288,801
Additional provisions from acquisition of businesses (note 5.3)	—	—	—	1,084	1,084	—
Amount used during the year	(299,334)	—	(693)	(191)	(300,218)	(251,246)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(31)	80	(320)	(6,723)	(3,023)
Effect of exchange rate adjustment	5,612	222	27	(7)	5,854	(2,282)
At the end of the year	118,516	4,179	3,094	3,295	129,084	107,127
Non-current liabilities[3]	548	4,154	908	3,145	8,755	6,649
Current liabilities	117,968	25	2,186	150	120,329	100,478
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other types of US rebates, as well as rebates in a number of European countries and Canada. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2025 and 2026. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by business segment

Operating segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net sales	271,764	215,098	156,412	18,639	17,163	20,542	290,403	232,261	176,954
Cost of goods sold	(37,760)	(30,483)	(23,405)	(6,762)	(5,282)	(5,043)	(44,522)	(35,765)	(28,448)
Sales and distribution costs	(57,840)	(52,477)	(42,392)	(4,261)	(4,266)	(3,825)	(62,101)	(56,743)	(46,217)
Research and development costs	(41,490)	(28,073)	(20,157)	(6,572)	(4,370)	(3,890)	(48,062)	(32,443)	(24,047)
Administrative costs	(4,881)	(4,435)	(3,955)	(395)	(420)	(512)	(5,276)	(4,855)	(4,467)
Other operating income and expenses	(2,074)	(7)	892	(29)	126	142	(2,103)	119	1,034
Segment operating profit	127,719	99,623	67,395	620	2,951	7,414	128,339	102,574	74,809
Operating margin	47.0%	46.3%	43.1%	3.3%	17.2%	36.1%	44.2%	44.2%	42.3%
Depreciation and amortisation expenses	(7,104)	(6,042)	(5,421)	(1,441)	(1,247)	(1,132)	(8,545)	(7,289)	(6,553)
Impairment losses and reversals	(9,262)	(2,153)	(280)	(1,300)	29	(529)	(10,562)	(2,124)	(809)
Total depreciation, amortisation, impairment losses and reversals	(16,366)	(8,195)	(5,701)	(2,741)	(1,218)	(1,661)	(19,107)	(9,413)	(7,362)
Operating segments

Net sales – Segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			Region China			Rest of World			Total NAO			US
DKK million	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Diabetes and Obesity care segment:
Ozempic®	29,055	26,378	17,369	16,001	14,327	10,417	5,762	4,821	2,196	7,292	7,230	4,756	91,287	69,340	42,381	84,201	63,010	38,750	120,342	95,718	59,750
Rybelsus®	12,231	7,389	3,155	7,136	4,232	1,714	511	131	63	4,584	3,026	1,378	11,070	11,361	8,144	10,795	11,060	8,011	23,301	18,750	11,299
Victoza®	3,686	4,850	5,672	1,422	2,166	2,724	975	1,256	1,478	1,289	1,428	1,470	1,796	3,814	6,650	1,699	3,613	6,406	5,482	8,664	12,322
Total GLP-1	44,972	38,617	26,196	24,559	20,725	14,855	7,248	6,208	3,737	13,165	11,684	7,604	104,153	84,515	57,175	96,695	77,683	53,167	149,125	123,132	83,371
Long-acting insulin	12,884	11,339	11,403	7,686	7,103	7,157	2,696	1,649	1,636	2,502	2,587	2,610	6,211	3,566	5,338	5,538	2,931	4,685	19,095	14,905	16,741
•of which Awigli®	15	—	—	9	—	—	6	—	—	—	—	—	4	—	—	—	—	—	19	—	—
•of which Tresiba®	6,494	5,864	6,092	3,876	3,435	3,485	978	848	1,050	1,640	1,581	1,557	3,411	1,888	3,261	2,806	1,333	2,723	9,905	7,752	9,353
•of which Xultophy®	4,217	2,887	2,400	2,185	1,831	1,716	1,414	409	45	618	647	639	286	332	409	281	325	399	4,503	3,219	2,809
•of which Levemir®	2,158	2,588	2,911	1,616	1,837	1,956	298	392	541	244	359	414	2,510	1,346	1,668	2,451	1,273	1,563	4,668	3,934	4,579
Premix insulin	10,143	9,342	10,023	2,637	2,570	2,622	4,784	4,441	4,912	2,722	2,331	2,489	646	232	539	632	216	517	10,789	9,574	10,562
•of which Ryzodeg®	4,929	3,730	2,889	701	587	495	2,782	1,965	1,218	1,446	1,178	1,176	—	—	—	—	—	—	4,929	3,730	2,889
•of which NovoMix®	5,214	5,612	7,134	1,936	1,983	2,127	2,002	2,476	3,694	1,276	1,153	1,313	646	232	539	632	216	517	5,860	5,844	7,673
Fast-acting insulin	10,563	10,415	10,826	6,934	6,695	6,456	1,474	1,545	1,942	2,155	2,175	2,428	7,959	5,534	6,637	7,773	5,265	6,247	18,522	15,949	17,463
•of which Fiasp®	1,609	1,512	1,354	1,289	1,266	1,138	—	—	—	320	246	216	260	661	649	213	618	606	1,869	2,173	2,003
•of which NovoRapid®	8,954	8,903	9,472	5,645	5,429	5,318	1,474	1,545	1,942	1,835	1,929	2,212	7,699	4,873	5,988	7,560	4,647	5,641	16,653	13,776	15,460
Human insulin	5,388	6,134	6,508	1,762	1,919	1,983	806	1,213	1,812	2,820	3,002	2,713	1,579	1,460	1,678	1,535	1,406	1,605	6,967	7,594	8,186
Total insulin	38,978	37,230	38,760	19,019	18,287	18,218	9,760	8,848	10,302	10,199	10,095	10,240	16,395	10,792	14,192	15,478	9,818	13,054	55,373	48,022	52,952
Other Diabetes care	1,856	1,987	2,428	688	661	717	782	892	1,181	386	434	530	264	325	797	213	267	660	2,120	2,312	3,225
Total Diabetes care	85,806	77,834	67,384	44,266	39,673	33,790	17,790	15,948	15,220	23,750	22,213	18,374	120,812	95,632	72,164	112,386	87,768	66,881	206,618	173,466	139,548
Wegovy®	11,425	1,913	54	7,513	1,913	54	196	—	—	3,716	—	—	46,781	29,430	6,134	45,770	29,430	6,134	58,206	31,343	6,188
Saxenda®	5,563	6,402	5,832	2,920	3,780	3,561	102	146	133	2,541	2,476	2,138	1,377	3,887	4,844	777	3,306	4,368	6,940	10,289	10,676
Total Obesity care	16,988	8,315	5,886	10,433	5,693	3,615	298	146	133	6,257	2,476	2,138	48,158	33,317	10,978	46,547	32,736	10,502	65,146	41,632	16,864
Diabetes and Obesity care total	102,794	86,149	73,270	54,699	45,366	37,405	18,088	16,094	15,353	30,007	24,689	20,512	168,970	128,949	83,142	158,933	120,504	77,383	271,764	215,098	156,412
Rare disease segment:
Rare blood disorders	6,442	6,432	6,671	3,924	4,021	3,795	363	372	604	2,155	2,039	2,272	5,696	5,344	5,035	5,387	5,070	4,710	12,138	11,776	11,706
•of which Haemophilia A	1,906	1,939	1,769	1,231	1,271	1,137	236	223	81	439	445	551	548	483	569	537	468	543	2,454	2,422	2,338
•of which Haemophilia B	649	584	479	436	377	294	17	13	13	196	194	172	657	477	280	486	336	152	1,306	1,061	759
•of which NovoSeven®	3,735	3,789	4,335	2,168	2,285	2,311	110	136	510	1,457	1,368	1,514	4,248	4,169	3,973	4,135	4,065	3,811	7,983	7,958	8,308
Rare endocrine disorders	2,032	2,045	4,904	1,038	699	2,232	41	216	246	953	1,130	2,426	2,961	1,791	2,234	2,922	1,757	2,205	4,993	3,836	7,138
Other Rare disease	963	1,006	1,002	741	781	804	9	5	6	213	220	192	545	545	696	160	203	358	1,508	1,551	1,698
Rare disease total	9,437	9,483	12,577	5,703	5,501	6,831	413	593	856	3,321	3,389	4,890	9,202	7,680	7,965	8,469	7,030	7,273	18,639	17,163	20,542
Total sales by geographical area	112,231	95,632	85,847	60,402	50,867	44,236	18,501	16,687	16,209	33,328	28,078	25,402	178,172	136,629	91,107	167,402	127,534	84,656	290,403	232,261	176,954
Total sales growth as reported	17.4%	11.4%	16.7%	18.7%	15.0%	17.3%	10.9%	2.9%	1.2%	18.7%	10.5%	28.2%	30.4%	50.0%	35.4%	31.3%	50.6%	34.4%	25.0%	31.3%	25.7%

Research and development costs

DKK million	2024	2023	2022
Employee costs (note 2.4)	15,923	12,429	9,952
Amortisation, intangible assets (note 3.1)	931	649	604
Impairment losses and reversals, intangible assets (note 3.1)	7,912	1,108	760
Depreciation, property, plant and equipment (note 3.2)	1,120	1,053	898
Impairment losses, property, plant and equipment (note 3.2)	78	260	24
Clinical trial cost	12,232	9,468	6,313
Other research and development costs	9,866	7,476	5,496
Total research and development costs	48,062	32,443	24,047
As percentage of net sales	16.6%	14.0%	13.6%

Employee costs and remuneration to executive management and board of directors

DKK million	2024	2023	2022
Wages and salaries	52,311	42,867	34,575
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Pensions – defined contribution plans	4,235	3,267	2,472
Pensions – defined benefit plans	156	126	185
Other social security contributions	3,505	3,039	2,713
Other employee costs	4,929	4,066	3,105
Total employee costs for the year	67,425	55,514	44,589
Employee costs capitalised as intangible assets and property, plant and equipment	(3,540)	(2,337)	(1,451)
Change in employee costs capitalised as inventories	(470)	(409)	(70)
Total employee costs in the income statement	63,415	52,768	43,068
Included in the income statement:
Cost of goods sold	20,074	15,490	11,766
Sales and distribution costs	22,920	20,810	17,700
Research and development costs	15,923	12,429	9,952
Administrative costs	4,265	3,962	3,517
Other operating income and expenses	233	77	133
Total employee costs in the income statement	63,415	52,768	43,068

Number of employees

Number	2024	2023	2022
Average number of full-time employees	69,480	59,552	51,046
Year-end number of full-time employees	76,302	63,370	54,393
Year-end employees (total)	77,349	64,319	55,185

Income taxes expensed and paid

Income taxes expensed
DKK million	2024	2023	2022
Current tax on profit for the year	32,082	25,918	17,829
Deferred tax on profit for the year	(5,484)	(4,464)	(3,806)
Tax on profit for the year	26,598	21,454	14,023
Current tax adjustments recognised for prior years	172	(916)	339
Deferred tax adjustments recognised for prior years	(567)	453	(825)
Income taxes in the income statement	26,203	20,991	13,537
Tax on other comprehensive income for the year, (income)/expense	(1,343)	359	889

Computation of effective tax rate
DKK million	2024	2023	2022
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.5%)	(0.9%)	(1.1%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.7%)	(0.5%)
Other adjustments (net)	(0.2%)	(0.3%)	(0.8%)
Effective tax rate	20.6%	20.1%	19.6%

Income taxes paid
DKK million	2024	2023	2022
Income taxes paid in Denmark for current year	21,810	16,899	7,481
Income taxes paid outside Denmark for current year	7,826	8,998	7,034
Income taxes paid	29,636	25,897	14,515

Computation of effective tax rate

Computation of effective tax rate
DKK million	2024	2023	2022
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.5%)	(0.9%)	(1.1%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.7%)	(0.5%)
Other adjustments (net)	(0.2%)	(0.3%)	(0.8%)
Effective tax rate	20.6%	20.1%	19.6%

Development in deferred income tax assets and liabilities

Development in deferred income tax assets and liabilities	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
DKK million
2024
Net deferred tax asset/(liability) at the beginning of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Income/(charge) to the income statement	(207)	427	2,142	3,485	204	—	6,051
Income/(charge) to other comprehensive income	—	(254)	(71)	17	1,622	—	1,314
Income/(charge) to equity	—	254	—	—	(314)	—	(60)
Additions from acquisitions	(2,723)	3,693	—	25	102	—	1,097
Effect of exchange rate adjustment	(116)	(145)	2	773	67	—	581
Net deferred tax asset/(liability) at the end of the year	(5,607)	(6,266)	3,790	18,727	8,557	—	19,201
Classified as follows:
Deferred tax asset at the end of the year	497	225	3,847	18,989	13,112	(12,043)	24,627
Deferred tax liability at the end of the year	(6,104)	(6,491)	(57)	(262)	(4,555)	12,043	(5,426)
2023
Net deferred tax asset/(liability) at the beginning of the year	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Income/(charge) to the income statement	(213)	(2,106)	(645)	3,973	3,002	—	4,011
Income/(charge) to other comprehensive income	—	—	(224)	(6)	(129)	—	(359)
Income/(charge) to equity	—	—	—	—	(120)	—	(120)
Additions from acquisitions	—	—	—	—	62	—	62
Effect of exchange rate adjustment	54	144	(9)	(547)	139	—	(219)
Net deferred tax asset/(liability) at the end of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Classified as follows:
Deferred tax asset at the end of the year	433	245	1,820	14,792	6,986	(3,896)	20,380
Deferred tax liability at the end of the year	(2,994)	(10,486)	(103)	(365)	(110)	3,896	(10,162)